Condensed consolidating information on certain US subsidiaries - Disclosure of Condensed Balance Sheet (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Property, plant and equipment		$ 129,757	$ 129,471
Goodwill		11,194	11,551
Intangible assets		18,183	18,355	$ 18,660
Investments in joint ventures		8,609	7,994
Investments in associates		14,092	16,991
Other investments		1,033	1,245
Subsidiaries - equity-accounted basis		0	0
Fixed assets		182,868	185,607
Loans		532	646
Trade and other receivables		1,474	1,434
Derivative financial instruments		4,359	4,110
Prepayments		945	1,112
Deferred tax assets		4,741	4,469
Defined benefit pension plan surpluses		584	4,169
Non-current assets		195,503	201,547
Current assets
Loans		259	190
Inventories		17,655	19,011
Trade and other receivables		20,675	24,849
Derivative financial instruments		3,016	3,032
Prepayments		1,486	1,414
Current tax receivable		1,194	761
Other investments		44	125
Cash and cash equivalents		23,484	25,586	26,389	$ 29,763
Current assets		67,813	74,968
Total assets		263,316	276,515
Current liabilities
Trade and other payables		37,915	44,209
Derivative financial instruments		2,991	2,808
Accruals		5,136	4,960
Finance debt		6,634	7,739
Current tax payable		1,666	1,686
Provisions		4,012	3,324
Total current liabilities		58,354	64,726
Non-current liabilities
Other payables		13,946	13,889
Derivative financial instruments		5,513	3,761
Accruals		469	505
Finance debt		51,666	55,491
Deferred tax liabilities		7,238	7,982
Provisions		20,412	20,620
Defined benefit pension plan and other post-retirement benefit plan deficits		8,875	9,137
Non-current liabilities		108,119	111,385
Total liabilities		166,473	176,111
Net assets		96,843	100,404
Equity
BP shareholders’ equity		95,286	98,491
Non-controlling interests		1,557	1,913
Total equity	[1]	96,843	100,404	98,387	112,642
Reportable Legal Entities | Issuer
Non-current assets
Property, plant and equipment		7,405	6,973
Goodwill		0	0
Intangible assets		578	585
Investments in joint ventures		0	0
Investments in associates		0	0
Other investments		0	0
Subsidiaries - equity-accounted basis		0	0
Fixed assets		7,983	7,558
Loans		9	1
Trade and other receivables		0	0
Derivative financial instruments		0	0
Prepayments		0	0
Deferred tax assets		0	0
Defined benefit pension plan surpluses		0	0
Non-current assets		7,992	7,559
Current assets
Loans		0	0
Inventories		249	274
Trade and other receivables		1,593	2,206
Derivative financial instruments		0	0
Prepayments		7	2
Current tax receivable		0	0
Other investments		0	0
Cash and cash equivalents		0	0	0	0
Current assets		1,849	2,482
Total assets		9,841	10,041
Current liabilities
Trade and other payables		672	673
Derivative financial instruments		0	0
Accruals		116	115
Finance debt		0	0
Current tax payable		0	0
Provisions		2	1
Total current liabilities		790	789
Non-current liabilities
Other payables		20	0
Derivative financial instruments		0	0
Accruals		0	0
Finance debt		0	0
Deferred tax liabilities		1,279	838
Provisions		1,390	1,222
Defined benefit pension plan and other post-retirement benefit plan deficits		0	0
Non-current liabilities		2,689	2,060
Total liabilities		3,479	2,849
Net assets		6,362	7,192
Equity
BP shareholders’ equity		6,362	7,192
Non-controlling interests		0	0
Total equity		6,362	7,192
Reduction of current trade and other receivable		990
Reduction of current trade and other payables		50
Reduction of current tax payable		11
Reportable Legal Entities | Guarantor
Non-current assets
Property, plant and equipment		0	0
Goodwill		0	0
Intangible assets		0	0
Investments in joint ventures		0	0
Investments in associates		2	2
Other investments		0	0
Subsidiaries - equity-accounted basis		156,864	161,840
Fixed assets		156,866	161,842
Loans		0	0
Trade and other receivables		2,951	2,623
Derivative financial instruments		0	0
Prepayments		0	0
Deferred tax assets		0	0
Defined benefit pension plan surpluses		528	3,838
Non-current assets		160,345	168,303
Current assets
Loans		0	0
Inventories		0	0
Trade and other receivables		487	293
Derivative financial instruments		0	0
Prepayments		0	0
Current tax receivable		0	0
Other investments		0	0
Cash and cash equivalents		50	10	0	31
Current assets		537	303
Total assets		160,882	168,606
Current liabilities
Trade and other payables		4,096	7,843
Derivative financial instruments		0	0
Accruals		129	60
Finance debt		0	0
Current tax payable		0	0
Provisions		0	0
Total current liabilities		4,225	7,903
Non-current liabilities
Other payables		34,389	34,104
Derivative financial instruments		0	0
Accruals		43	0
Finance debt		0	0
Deferred tax liabilities		179	1,337
Provisions		0	0
Defined benefit pension plan and other post-retirement benefit plan deficits		219	221
Non-current liabilities		34,830	35,662
Total liabilities		39,055	43,565
Net assets		121,827	125,041
Equity
BP shareholders’ equity		121,827	125,041
Non-controlling interests		0	0
Total equity		121,827	125,041
Reportable Legal Entities | Other subsidiaries
Non-current assets
Property, plant and equipment		122,352	122,498
Goodwill		11,194	11,551
Intangible assets		17,605	17,770
Investments in joint ventures		8,609	7,994
Investments in associates		14,090	16,989
Other investments		1,033	1,245
Subsidiaries - equity-accounted basis		0	0
Fixed assets		174,883	178,047
Loans		34,941	34,701
Trade and other receivables		1,474	1,434
Derivative financial instruments		4,359	4,110
Prepayments		945	1,112
Deferred tax assets		4,741	4,469
Defined benefit pension plan surpluses		56	331
Non-current assets		221,399	224,204
Current assets
Loans		259	190
Inventories		17,406	18,737
Trade and other receivables		24,610	32,691
Derivative financial instruments		3,016	3,032
Prepayments		1,479	1,412
Current tax receivable		1,194	761
Other investments		44	125
Cash and cash equivalents		23,434	25,576	$ 26,389	$ 29,732
Current assets		71,442	82,524
Total assets		292,841	306,728
Current liabilities
Trade and other payables		39,162	46,034
Derivative financial instruments		2,991	2,808
Accruals		4,891	4,785
Finance debt		6,634	7,739
Current tax payable		1,666	1,686
Provisions		4,010	3,323
Total current liabilities		59,354	66,375
Non-current liabilities
Other payables		16,906	16,464
Derivative financial instruments		5,513	3,761
Accruals		426	505
Finance debt		51,666	55,491
Deferred tax liabilities		5,780	5,807
Provisions		19,022	19,398
Defined benefit pension plan and other post-retirement benefit plan deficits		8,656	8,916
Non-current liabilities		107,969	110,342
Total liabilities		167,323	176,717
Net assets		125,518	130,011
Equity
BP shareholders’ equity		123,961	128,098
Non-controlling interests		1,557	1,913
Total equity		125,518	130,011
Eliminations and reclassifications
Non-current assets
Property, plant and equipment		0	0
Goodwill		0	0
Intangible assets		0	0
Investments in joint ventures		0	0
Investments in associates		0	0
Other investments		0	0
Subsidiaries - equity-accounted basis		(156,864)	(161,840)
Fixed assets		(156,864)	(161,840)
Loans		(34,418)	(34,056)
Trade and other receivables		(2,951)	(2,623)
Derivative financial instruments		0	0
Prepayments		0	0
Deferred tax assets		0	0
Defined benefit pension plan surpluses		0	0
Non-current assets		(194,233)	(198,519)
Current assets
Loans		0	0
Inventories		0	0
Trade and other receivables		(6,015)	(10,341)
Derivative financial instruments		0	0
Prepayments		0	0
Current tax receivable		0	0
Other investments		0	0
Cash and cash equivalents		0	0
Current assets		(6,015)	(10,341)
Total assets		(200,248)	(208,860)
Current liabilities
Trade and other payables		(6,015)	(10,341)
Derivative financial instruments		0	0
Accruals		0	0
Finance debt		0	0
Current tax payable		0	0
Provisions		0	0
Total current liabilities		(6,015)	(10,341)
Non-current liabilities
Other payables		(37,369)	(36,679)
Derivative financial instruments		0	0
Accruals		0	0
Finance debt		0	0
Deferred tax liabilities		0	0
Provisions		0	0
Defined benefit pension plan and other post-retirement benefit plan deficits		0	0
Non-current liabilities		(37,369)	(36,679)
Total liabilities		(43,384)	(47,020)
Net assets		(156,864)	(161,840)
Equity
BP shareholders’ equity		(156,864)	(161,840)
Non-controlling interests		0	0
Total equity		$ (156,864)	$ (161,840)

[1]	See Note 30 for further information.